Note 3 - Summary of Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Financial Instruments

Financial Instruments

According to FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Guidance under ACS 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:

Observable inputs such as quoted prices in active markets;

Level 2:

Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3:

Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company's financial instruments consist of cash and cash equivalents, accounts payable, amounts due to related parties, loans payable, and loans payable to related parties. The carrying amounts of these financial instruments approximate fair value due either to length of maturity or interest rates that approximate prevailing rates unless otherwise disclosed in these financial statements.